                             SEASONS SERIES TRUST
               Supplement to the Prospectus dated July 27, 2001

               On November 27, 2001, the Board of Trustees of Seasons Series Trust approved the replacement of Deutsche Asset Management, Inc. as subadviser to the Large Cap Growth Portfolio, Large Cap Composite Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio, Small Cap Portfolio, International Equity Portfolio and Diversified Fixed Income Portfolio (each a "Portfolio," collectively, the "Portfolios"). Effective December 10, 2001, AIG Global Investment Corp. ("AIGGIC") will serve as subadviser to a portion of the assets of each of the Portfolios, joining the investment advisers currently managing the Portfolios.

               The table on page 22 of the Prospectus, with respect to the Diversified Fixed Income Portfolio is hereby deleted and replaced in its entirety with the following:

-----------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                 PAST             RETURN SINCE
(AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2000)            ONE YEAR         INCEPTION***
-----------------------------------------------------------------------------------------------
Diversified Fixed Income Portfolio Class A                   8.26%            3.52%
-----------------------------------------------------------------------------------------------
Lehman Brothers U.S. Government/Credit Index*                11.84%           4.48%
-----------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index**                       11.60%           7.27%
-----------------------------------------------------------------------------------------------

* The Lehman Brothers U.S. Government/Credit Index is a measure of the market value of approximately 5,300 bonds, each with a face value currently in excess of $1 million, which have at least one year to maturity and are rated "Baa" or higher by nationally recognized statistical rating organization.

** The Lehman Brothers Aggregate Bond Index provides a broad view of the performance of the U.S. fixed income market.

***   Inception date for Class A shares is February 8, 1999.

               The following information should be added to page 34 of the Prospectus after the last bullet point:

               - Lehman Brothers Aggregate Bond Index combines several Lehman Brothers fixed-income indices to give a broad view of the bond market and is composed of the Lehman Brothers Government/Credit Index, the Mortgage-Backed Securities Index and the Asset-Backed Securities Index.

               On page 38 of the Prospectus, under "INFORMATION ABOUT THE SUBADVISERS - DEUTSCHE ASSET MANAGEMENT, INC." ("DAMI") the paragraph is replaced in its entirety with the following:

               AIG GLOBAL INVESTMENT CORP. AIGGIC was organized as a New Jersey corporation in 1983 as R.J. Hoffman & Co., Inc. and subsequently changed to its current name in 1995. AIGGIC is a wholly owned subsidiary of AIG Global Investment Group, Inc. ("AIGGIG"), which in turn is a wholly owned subsidiary of American International Group, Inc. AIGGIC manages third-party institutional, retail and private equity fund assets on a global basis and provides custodial services. As of September 30, 2001, AIGGIG and its affiliated asset managers had approximately $303.2 billion in assets under management. AIGGIC is located at 175 Water Street, New York, New York 10038.

               On page 41 of the Prospectus, under "PORTFOLIO MANAGEMENT," AIGGIC should replace DAMI for each applicable Portfolio.

               On page 43 of the Prospectus, the information in the chart pertaining to DAMI is replaced in its entirety with the following:

--------------------------------------------------------------------------------------------
                                NAME AND TITLE OF
 PORTFOLIO OR                 PORTFOLIO MANAGER(s)
    MANAGED                    (AND/OR MANAGEMENT
   COMPONENT    MANAGER(s)          Team(s))                       EXPERIENCE
--------------------------------------------------------------------------------------------
Large Cap       AIGGIC       - Magali Azema-Barac    Ms. Azema-Barac joined AIGGIC in 2001
Growth                         Portfolio Manager     as the lead portfolio manager for
Portfolio                                            AIGGIC's indexed equity portfolios.
                                                     In addition to her position at
                                                     AIGGIC, Ms. Azema-Barac is currently
                                                     Vice President and Head of Equity at
                                                     American General Investment
                                                     Management, L.P. ("AGIM") since
                                                     September 1999.  Prior to joining
                                                     AGIM, she worked as an independent
                                                     consultant from January 1999 to
                                                     September 1999.  From 1994 to 1999,
                                                     she worked for USWest Investment
                                                     Management Company where she
                                                     developed quantitative investment
                                                     strategies and managed over $5
                                                     billion in index and enhanced-index
                                                     funds.
--------------------------------------------------------------------------------------------

               On page 45 of the Prospectus, the information in the chart pertaining to DAMI is replaced in its entirety with the following:

-------------------------------------------------------------------------------------------
                                 NAME AND TITLE OF
  PORTFOLIO OR                 PORTFOLIO MANAGER(s)
    MANAGED                     (AND/OR MANAGEMENT
   COMPONENT      MANAGER(s)         Team(s))                       EXPERIENCE
-------------------------------------------------------------------------------------------
Large Cap        AIGGIC       - Magali Azema-Barac           See above.
Composite                       Portfolio Manager
Portfolio
-------------------------------------------------------------------------------------------

               On page 46 of the Prospectus, the information in the chart pertaining to DAMI and its respective Portfolios is replaced in its entirety with the following:



-------------------------------------------------------------------------------------------
                                 NAME AND TITLE OF
  PORTFOLIO OR                 PORTFOLIO MANAGER(s)
    MANAGED                     (AND/OR MANAGEMENT
   COMPONENT      MANAGER(s)         Team(s))                       EXPERIENCE
-------------------------------------------------------------------------------------------
Large Cap Value  AIGGIC       - Magali Azema-Barac           See above.
Portfolio                       Portfolio Manager
-------------------------------------------------------------------------------------------
Mid Cap Growth   AIGGIC       - Magali Azema-Barac           See above.
Portfolio                       Portfolio Manager

-------------------------------------------------------------------------------------------

               On page 47 of the Prospectus, the information in the chart pertaining to DAMI is replaced in its entirety with the following:


---------------------------------------------------------------------------------------------
                                 NAME AND TITLE OF
  PORTFOLIO OR                 PORTFOLIO MANAGER(s)
    MANAGED                     (AND/OR MANAGEMENT
   COMPONENT      MANAGER(s)         Team(s))                       EXPERIENCE
---------------------------------------------------------------------------------------------
Mid Cap Value      AIGGIC       - Magali Azema-Barac          See above.
Portfolio                         Portfolio Manager
---------------------------------------------------------------------------------------------

               On page 48 of the Prospectus, the information in the chart pertaining to DAMI is replaced in its entirety with the following:



---------------------------------------------------------------------------------------------
                                 NAME AND TITLE OF
  PORTFOLIO OR                 PORTFOLIO MANAGER(s)
    MANAGED                     (AND/OR MANAGEMENT
   COMPONENT      MANAGER(s)         Team(s))                       EXPERIENCE
---------------------------------------------------------------------------------------------
Small Cap          AIGGIC       - Magali Azema-Barac          See above.
Portfolio                       Portfolio Manager
---------------------------------------------------------------------------------------------

               On page 49 of the Prospectus, the information in the chart pertaining to DAMI is replaced in its entirety with the following:



---------------------------------------------------------------------------------------------
                                 NAME AND TITLE OF
  PORTFOLIO OR                 PORTFOLIO MANAGER(s)
    MANAGED                     (AND/OR MANAGEMENT
   COMPONENT      MANAGER(s)         Team(s))                       EXPERIENCE
---------------------------------------------------------------------------------------------
International      AIGGIC       - Magali Azema-Barac          See above.
Equity Portfolio                Portfolio Manager
---------------------------------------------------------------------------------------------

               On page 51 of the Prospectus, with respect to the Diversified Fixed Income Portfolio, the information in the chart pertaining to DAMI and SunAmerica is replaced in its entirety with the following:


---------------------------------------------------------------------------------------------
                                 NAME AND TITLE OF
                                PORTFOLIO MANAGER(s)
  PORTFOLIO OR                   (AND/OR MANAGEMENT
MANAGED COMPONENT  MANAGER(s)         TEAM(s))                      EXPERIENCE
---------------------------------------------------------------------------------------------
Diversified         AIGGIC       - Magali Azema-Barac   See above.
Fixed Income                       Portfolio Manager
Portfolio
---------------------------------------------------------------------------------------------
                   SunAmerica    - Michael Cheah, CFA   Mr. Cheah joined SunAmerica in 1999
                                   Vice President and   as Vice President and portfolio
                                   Portfolio Manager    manager responsible for all
                                                        investment grade fixed-income
                                                        portfolios.  Prior to joining
                                                        SunAmerica, he was a Director of the
                                                        U.S. Bond Division and Representative
                                                        of the New York Office of the
                                                        Monetary Authority of Singapore
                                                        from 1991 to 1999.
---------------------------------------------------------------------------------------------

Dated:  November 28, 2001



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